Income Taxes - Schedule of Income Tax Net Operating Loss Carryforwards (NOLs) (Gross, Net Uncertain Tax Benefits) (Details) $ in Millions	Jun. 30, 2024 USD ($)
U.S. Federal | 2021 to 2037
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards, Amount	$ 89
U.S. Federal | Indefinite
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards, Amount	249
U.S. States
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards, Amount	548
Foreign Tax Authority | Australia
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards, Amount	158
Foreign Tax Authority | U.K.
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards, Amount	72
Other Foreign
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards, Amount	$ 583